Loans And Allowance For Credit Losses (Rollforward Of Accrual TDRs And Other Impaired Loans) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Accrual TDRs:
Balance at beginning of fiscal year	¥ 945,623		¥ 892,823
Additions (new accrual TDR status)	231,063		302,267
Transfers to other impaired loans (including nonaccrual TDRs)	(48,295)		(56,064)
Loans sold	(7,698)		(49)
Principal payments and other	(288,426)		(193,354)
Balance at end of fiscal year	832,267		945,623
Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year	1,255,143		1,139,045
Additions (new other impaired loans (including nonaccrual TDRs) status)	313,086	[1]	500,063	[1]
Charge-off	(123,037)		(46,835)
Transfers to accrual TDRs	(63,828)		(28,474)
Loans sold	(39,879)		(18,618)
Principal payments and other	(312,725)		(290,038)
Balance at end of fiscal year	1,028,760		1,255,143
Card [Member]
Accrual TDRs:
Balance at beginning of fiscal year	61,195
Balance at end of fiscal year	51,834		61,195
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs	11,054		16,903
MUAH [Member]
Accrual TDRs:
Balance at beginning of fiscal year	34,769
Balance at end of fiscal year	38,666		34,769
Other impaired loans (including nonaccrual TDRs):
Additions of nonaccrual TDRs	¥ 16,228		¥ 17,513

[1]	Included in additions of other impaired loans for the fiscal years ended March 31, 2013 and 2014 are nonaccrual TDRs as follows: ¥16,903 million and ¥11,054 million-Card; and ¥17,513 million and ¥16,228 million-MUAH, respectively.